BANK BORROWINGS (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Bank borrowings
Short-term	$ 711,773,487	$ 303,259,524
Long-term, current portion	164,047,303	86,212,767
Total current	875,820,790	389,472,291
Long-term, non-current portion	415,150,385	520,150,533
Total	$ 1,290,971,175	$ 909,622,824